Share-based Payments - Summary of Number and Weighted Average Exercise Prices (WAEP) of, and Movements in, Options (Detail)	12 Months Ended
	Dec. 31, 2022 shares $ / shares	Dec. 31, 2022 shares £ / shares $ / shares	Dec. 31, 2021 $ / shares	Dec. 31, 2021 $ / shares £ / shares	Dec. 31, 2022 £ / shares	Dec. 31, 2021 £ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at January 1	8,297,694	8,297,694	8,923,600	8,923,600
Options over ADR Number granted during the year | shares	0	0
Options over ADR Number forfeited during the year	(423,164)	(423,164)	(625,906)	(625,906)
Outstanding at December 31	7,874,530	7,874,530	8,297,694	8,297,694
Options over ADR Number exercisable at December 31	7,874,530	7,874,530	8,297,694	8,297,694	7,874,530	8,297,694
WAEP options outstanding at beginning of the year | £ / shares		£ 1.31		£ 1.32
WAEP options forfeited during the year | £ / shares		1.55		1.29
WAEP options outstanding at December 31 | £ / shares		£ 1.46		£ 1.31
WAEP options exercisable at December 31 | £ / shares					£ 1.46	£ 1.31
2019 Equity Incentive Plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at January 1	3,943,702	3,943,702	1,567,873	1,567,873
Options over ADR Number granted during the year	4,126,400	4,126,400	2,696,960	2,696,960
Options over ADR Number cancelled during the year	(1,164,197)	(1,164,197)	(253,277)	(253,277)
Options over ADR Number forfeited during the year	(48,044)	(48,044)	(28,521)	(28,521)
Options over ADR Number exercised during the year	0	0	(39,333)	(39,333)
Outstanding at December 31	6,857,861	6,857,861	3,943,702	3,943,702
Options over ADR Number exercisable at December 31	2,082,027	2,082,027	727,698	727,698	2,082,027	727,698
WAEP options outstanding at beginning of the year	$ 2.88		$ 2.94
WAEP options granted during the year	1.38		2.83
WAEP options cancelled during the year	1.83		2.66
WAEP options forfeited during the year	3.97		5.37
WAEP options exercised during the year	0		2.11
WAEP options outstanding at December 31	2.15		2.88
WAEP options exercisable at December 31	$ 2.95	£ 2.95	$ 3.16	£ 3.16
2019 Non-Executive Director Equity Incentive Plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at January 1	421,791	421,791	149,416	149,416
Options over ADR Number granted during the year	535,488	535,488	296,000	296,000
Options over ADR Number cancelled during the year	(42,192)	(42,192)	(23,625)	(23,625)
Options over ADR Number forfeited during the year	0	0
Options over ADR Number exercised during the year	0	0
Outstanding at December 31	915,087	915,087	421,791	421,791
Options over ADR Number exercisable at December 31	832,584	832,584	386,623	386,623	832,584	386,623
WAEP options outstanding at beginning of the year	$ 2.9		$ 3.06
WAEP options granted during the year	1.22		2.81
WAEP options cancelled during the year	1.01		2.72
WAEP options outstanding at December 31	2		2.9
WAEP options exercisable at December 31	$ 2.09	£ 2.09	$ 2.91	£ 2.91
2019 Non-Executive Director Equity Incentive Plan [member] | Deferred RSUs [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options over ADR Number granted during the year	386,144	386,144
Options over ADR Number cancelled during the year	(42,104)	(42,104)
Options over ADR Number forfeited during the year	0	0
Options over ADR Number exercised during the year	0	0
Outstanding at December 31	344,040	344,040
Mereo BioPharma Group plc Share Option Plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at January 1	1,323,965	1,323,965	1,411,395	1,411,395
Options over ADR Number forfeited during the year	(770,805)	(770,805)	(87,430)	(87,430)
Outstanding at December 31	553,160	553,160	1,323,965	1,323,965
Options over ADR Number exercisable at December 31	553,160	553,160	1,323,965	1,323,965	553,160	1,323,965
WAEP options outstanding at beginning of the year | £ / shares		£ 3.04		£ 3.14
WAEP options forfeited during the year | £ / shares		3.32		3.11
WAEP options outstanding at December 31 | £ / shares		£ 3.49		£ 3.04
WAEP options exercisable at December 31 | £ / shares					£ 3.49	£ 3.04